Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 208,000
Previously Paid Amount	0
Total Fee Amount	28.72
Net Fee	$ 28.72
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A